Condensed Consolidated Income Statements - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
IFRS Statement [Line Items]
Interest income		€ 51,338	€ 55,031
Interest expense		(30,127)	(32,975)
Interest income/ (charges)		21,211	22,056
Dividend income		471	490
Income from companies accounted for using the equity method		332	291
Commission income		8,553	8,361
Commission expense		(2,211)	(2,199)
Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net		8	19
Gain or losses on financial assets and liabilities held for trading, net		701	368
Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss		523	314
Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net		(301)	427
Gain or losses from hedge accounting, net		(13)	14
Exchange differences, net		114	(211)
Other operating income	[1]	745	427
Other operating expenses		(992)	(1,332)
Income from insurance and reinsurance contracts		237	249
Expenses from insurance and reinsurance contracts		(196)	(239)
Total income		29,182	29,035
Administrative expenses		(10,738)	(10,883)
Staff costs		(6,723)	(6,825)
Other general and administrative expenses		(4,015)	(4,058)
Depreciation and amortisation cost		(1,626)	(1,600)
Provisions or reversal of provisions, net		(1,250)	(1,598)
Impairment or reversal of impairment of financial assets not measured at fair value through profit or loss and net gains and losses from modifications		(6,524)	(6,275)
Impairment of investments in subsidiaries, joint ventures and associates, net		0	0
Impairment on non-financial assets, net		(147)	(289)
Tangible assets		(114)	(182)
Intangible assets		(28)	(105)
Others		(5)	(2)
Gain or losses on non financial assets and investments, net		(32)	365
Negative goodwill recognised in results		22	0
Gains or losses on non-current assets held for sale not classified as discontinued operations		217	(31)
Operating profit/(loss) before tax		9,104	8,724
Tax expense or income from continuing operations		(2,367)	(2,707)
Profit/(loss) for the period from continuing operations		6,737	6,017
Profit/( loss) after tax from discontinued operations		726	575
Profit/(loss) for the period		7,463	6,592
Profit attributable to non-controlling interests		630	533
Profit/(loss) attributable to the parent		€ 6,833	€ 6,059
Earnings/(losses) per share
Basic earnings per share (in euro per share)		€ 0.43	€ 0.37
Diluted earnings per share (in euro per share)		€ 0.43	€ 0.37
Other financial assets and liabilities
IFRS Statement [Line Items]
Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net		€ 22	€ 62
Financial assets at fair value through other comprehensive income
IFRS Statement [Line Items]
Interest income		2,736	3,230
Impairment or reversal of impairment of financial assets not measured at fair value through profit or loss and net gains and losses from modifications		(55)	(4)
Financial assets at amortised cost
IFRS Statement [Line Items]
Interest income		38,800	40,599
Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net		(14)	(43)
Impairment or reversal of impairment of financial assets not measured at fair value through profit or loss and net gains and losses from modifications		(6,469)	(6,271)
Other interest income
IFRS Statement [Line Items]
Interest income		9,802	11,202
Reclassification of financial assets at fair value through other comprehensive income
IFRS Statement [Line Items]
Gain or losses on financial assets and liabilities held for trading, net		0	0
Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss		0	0
Reclassification of financial assets at amortised cost
IFRS Statement [Line Items]
Gain or losses on financial assets and liabilities held for trading, net		0	0
Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss		0	0
Other gains (losses)
IFRS Statement [Line Items]
Gain or losses on financial assets and liabilities held for trading, net		701	368
Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss		€ 523	€ 314

[1]	Includes EUR -299 million at 30 June 2025 (EUR -687 million at 30 June 2024) derived from the net monetary loss generated in Argentina as a result of the application of IAS 29 Financial reporting in hyperinflationary economies.